INCOME TAXES (Schedule of components of the income tax provision) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Total current tax expense			$ 125	$ 0
Total deferred tax expense			(1,753)	(1,405)
Total income tax benefit	$ 128	$ (78)	(1,628)	(1,405)
Canada [Member]
Income Tax Contingency [Line Items]
Total current tax expense			0	0
Total deferred tax expense			(1,767)	(11)
U.S. federal [Member]
Income Tax Contingency [Line Items]
Total current tax expense			17	0
Total deferred tax expense			0	(1,055)
U.S. state [Member]
Income Tax Contingency [Line Items]
Total current tax expense			5	0
Total deferred tax expense			0	(316)
Foreign [Member]
Income Tax Contingency [Line Items]
Total current tax expense			103	0
Total deferred tax expense			$ 14	$ (23)